Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	New York Life Investments ETF Trust
Entity Central Index Key	0001415995
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000069675
Shareholder Report [Line Items]
Fund Name	NYLI Hedge Multi-Strategy Tracker ETF
Class Name	NYLI Hedge Multi-Strategy Tracker ETF
Trading Symbol	QAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI Hedge Multi-Strategy Tracker ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Hedge Multi-Strategy Tracker ETF	$28	0.54%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Ten Years
NYLI Hedge Multi-Strategy Tracker ETF - NAV	03/25/2009	4.63%	11.91%	2.82%	2.09%
NYLI Hedge Multi-Strategy IndexFootnote Reference2		5.07%	12.71%	3.45%	2.87%
Russell 3000®IndexFootnote Reference3		13.85%	37.86%	14.60%	12.44%
S&P 500® Index (Net)Footnote Reference4		13.85%	37.42%	14.72%	12.38%
Barclay Hedge Fund IndexFootnote Reference5		5.35%	16.04%	6.52%	5.09%

Performance Inception Date	Mar. 25, 2009
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 625,647,502
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 0.19
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$625,647,502
Total number of portfolio holdings	151
Portfolio turnover rate	19%

Holdings [Text Block]

Portfolio Composition

Floating Rate - Investment Grade Funds	22.6%
Short-Term Investments	11.8
Convertible Bond Funds	10.6
Treasury Inflation Protected Securities Funds	9.0
U.S. Dollar Fund	7.1
International Equity Core Funds	6.4
Merger Arbitrage Funds	4.9
Emerging Equity Funds	4.6
Bank Loan Funds	4.4
U.S. Large Cap Core Funds	3.5

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

iShares Floating Rate Bond ETF	17.2%
Invesco DB U.S. Dollar Index Bullish Fund	7.1%
SPDR Bloomberg Convertible Securities ETF	6.8%
SPDR Bloomberg Investment Grade Floating Rate ETF	5.4%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares Convertible Bond ETF	3.8%
NYLI Merger Arbitrage ETF	3.8%
iShares 0-5 Year TIPS Bond ETF	3.6%
Vanguard FTSE Developed Markets ETF	3.4%
iShares Core MSCI EAFE ETF	3.0%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM
C000077928
Shareholder Report [Line Items]
Fund Name	NYLI Merger Arbitrage ETF
Class Name	NYLI Merger Arbitrage ETF
Trading Symbol	MNA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI Merger Arbitrage ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Merger Arbitrage ETF	$40	0.76%
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Ten Years
NYLI Merger Arbitrage ETF - NAV	11/16/2009	6.04%	5.69%	0.83%	2.29%
NYLI Merger Arbitrage IndexFootnote Reference2		6.45%	6.70%	1.62%	3.05%
MSCI World Index (Net)Footnote Reference3		11.13%	33.68%	12.03%	9.78%
S&P 500® Index (Net)Footnote Reference4		13.85%	37.42%	14.72%	12.38%
Barclay Merger Arbitrage IndexFootnote Reference5		3.32%	6.64%	5.61%	5.40%

Performance Inception Date	Nov. 16, 2009
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 221,792,819
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1.46
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$221,792,819
Total number of portfolio holdings	63
Portfolio turnover rate	146%

Holdings [Text Block]

Top Industries

Information Technology	21.1%
Financials	17.6
Health Care	10.7
Short-Term Investments	9.7
Materials	9.5
Utilities	8.2
Consumer Discretionary	6.4
Industrials	5.6
Communication Services	4.1
Energy	3.4

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Discover Financial Services	7.3%
Catalent, Inc.	5.5%
Juniper Networks, Inc.	5.0%
HashiCorp, Inc., Class A	4.3%
DS Smith PLC	4.1%
Frontier Communications Parent, Inc.	3.7%
Marathon Oil Corp.	3.4%
iShares Short Treasury Bond ETF	3.3%
Smartsheet, Inc., Class A	3.2%
Stericycle, Inc.	2.8%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM
C000200859
Shareholder Report [Line Items]
Fund Name	NYLI 500 International ETF
Class Name	NYLI 500 International ETF
Trading Symbol	IQIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI 500 International ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI 500 International ETF	$13	0.25%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Since Inception
NYLI 500 International ETF - NAV	12/13/2018	2.10%	18.79%	7.40%	8.09%
NYLI 500 International IndexFootnote Reference2		2.36%	19.30%	7.69%	8.36%
MSCI EAFE® Index (Net)Footnote Reference3		3.66%	22.97%	6.24%	7.54%

Performance Inception Date	Dec. 13, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 99,227,173
Holdings Count | Holding	502
Advisory Fees Paid, Amount	$ 0.18
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$99,227,173
Total number of portfolio holdings	502
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio Composition
Japan	26.8%
France	11.3
Germany	11.1
United Kingdom	9.8
Canada	7.8
United States	6.6
Australia	5.1
Spain	3.3
Italy	3.0
Switzerland	2.3

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Deutsche Telekom AG	1.2%
Glencore PLC	1.2%
Toyota Motor Corp.	1.2%
Shell PLC	1.0%
Nestle SA	1.0%
Roche Holding AG	0.9%
TotalEnergies SE	0.9%
Deutsche Post AG	0.9%
Enel SpA	0.9%
Vinci SA	0.9%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM
C000170331
Shareholder Report [Line Items]
Fund Name	NYLI Candriam International Equity ETF
Class Name	NYLI Candriam International Equity ETF
Trading Symbol	IQSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI Candriam International Equity ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Candriam International Equity ETF	$8	0.15%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Candriam International Equity ETF - NAV	12/17/2019	3.62%	22.93%	6.14%
NYLI Candriam International Equity IndexFootnote Reference2		3.75%	23.34%	6.36%
MSCI EAFE® Index (Net)Footnote Reference3		3.66%	22.97%	5.53%

Performance Inception Date	Dec. 17, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 196,434,595
Holdings Count | Holding	598
Advisory Fees Paid, Amount	$ 0.09
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$196,434,595
Total number of portfolio holdings	598
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio Composition
Japan	25.8%
United Kingdom	10.5
United States	8.8
Germany	8.4
Australia	7.5
France	7.2
Switzerland	5.9
Netherlands	4.1
Denmark	3.8
Sweden	2.9

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Novo Nordisk A/S, Class B	3.0%
ASML Holding NV	2.3%
Nestle SA	2.2%
SAP SE	2.1%
Roche Holding AG	2.0%
AstraZeneca PLC	1.8%
Novartis AG	1.8%
Toyota Motor Corp.	1.7%
LVMH Moet Hennessy Louis Vuitton SE	1.5%
Commonwealth Bank of Australia	1.4%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM
C000238086
Shareholder Report [Line Items]
Fund Name	NYLI Candriam U.S. Mid Cap Equity ETF
Class Name	NYLI Candriam U.S. Mid Cap Equity ETF
Trading Symbol	IQSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI Candriam U.S. Mid Cap Equity ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Candriam U.S. Mid Cap Equity ETF	$8	0.15%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Candriam U.S. Mid Cap Equity ETF - NAV	10/25/2022	9.93%	31.90%	14.92%
NYLI Candriam U.S. Mid Cap Equity IndexFootnote Reference2		10.04%	32.16%	15.14%
Russell 3000®IndexFootnote Reference3		13.85%	37.86%	23.43%
Russell Midcap®IndexFootnote Reference4		10.98%	35.39%	18.08%

Performance Inception Date	Oct. 25, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 228,101,994
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 0.25
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$228,101,994
Total number of portfolio holdings	222
Portfolio turnover rate	25%

Holdings [Text Block]

Top Industries

Industrials	20.3%
Consumer Discretionary	14.2
Information Technology	13.6
Financials	13.4
Health Care	11.6
Real Estate	10.0
Materials	6.2
Consumer Staples	5.0
Energy	2.6
Communication Services	2.3

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Packaging Corp. of America	1.0%
EMCOR Group, Inc.	1.0%
Masco Corp.	0.9%
Owens Corning	0.8%
Pentair PLC	0.8%
Yum China Holdings, Inc.	0.8%
KeyCorp	0.8%
Burlington Stores, Inc.	0.8%
Gen Digital, Inc.	0.8%
Kimco Realty Corp.	0.8%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM
C000170332
Shareholder Report [Line Items]
Fund Name	NYLI Candriam U.S. Large Cap Equity ETF
Class Name	NYLI Candriam U.S. Large Cap Equity ETF
Trading Symbol	IQSU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI Candriam U.S. Large Cap Equity ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Candriam U.S. Large Cap Equity ETF	$5	0.09%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Candriam U.S. Large Cap Equity ETF - NAV	12/17/2019	10.70%	29.68%	15.06%
NYLI Candriam U.S. Large Cap Equity IndexFootnote Reference2		10.88%	29.96%	15.18%
Russell 3000®IndexFootnote Reference3		13.85%	37.86%	13.77%
S&P 500® Index (Net)Footnote Reference4		14.08%	38.02%	14.46%

Performance Inception Date	Dec. 17, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 380,389,014
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 0.22
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$380,389,014
Total number of portfolio holdings	285
Portfolio turnover rate	22%

Holdings [Text Block]

Top Industries

Information Technology	36.8%
Financials	16.3
Consumer Discretionary	9.3
Communication Services	7.5
Industrials	7.1
Health Care	6.8
Consumer Staples	5.5
Real Estate	3.7
Materials	3.6
Utilities	1.7

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Apple, Inc.	9.8%
Microsoft Corp.	9.7%
Alphabet, Inc., Class A	5.5%
Tesla, Inc.	2.8%
UnitedHealth Group, Inc.	2.1%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.7%
Procter & Gamble Co. (The)	1.6%
Home Depot, Inc. (The)	1.6%
Bank of America Corp.	1.2%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM
C000100709
Shareholder Report [Line Items]
Fund Name	NYLI CBRE NextGen Real Estate ETF
Class Name	NYLI CBRE NextGen Real Estate ETF
Trading Symbol	ROOF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI CBRE NextGen Real Estate ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI CBRE NextGen Real Estate ETF	$33	0.60%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Ten Years
NYLI CBRE NextGen Real Estate ETF - NAV	06/14/2011	15.91%	26.67%	-0.69%	2.31%
NYLI CBRE NextGen Real Estate IndexFootnote Reference2		16.31%	27.50%	n/a	n/a
Russell 3000®IndexFootnote Reference3		13.85%	37.86%	14.60%	12.44%
FTSE Nareit All Equity REITs IndexFootnote Reference4		21.15%	34.09%	4.09%	6.72%

Performance Inception Date	Jun. 14, 2011
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 37,322,630
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0.17
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$37,322,630
Total number of portfolio holdings	93
Portfolio turnover rate	17%

Holdings [Text Block]

Top Industries

Industrial	31.5%
Data Center	17.8
Infrastructure (Tower)	17.4
Health Care	14.1
Multi-Family Residential	13.0
Single-Family Residential	2.7
Manufactured Homes	2.6
Student Housing	0.6
Short-Term Investments	0.2

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Digital Realty Trust, Inc.	5.4%
Equinix, Inc.	5.0%
Welltower, Inc.	5.0%
Keppel DC REIT	4.9%
American Tower Corp.	4.7%
Prologis, Inc.	4.6%
SBA Communications Corp.	4.5%
Crown Castle, Inc.	4.4%
Uniti Group, Inc.	3.8%
Lineage, Inc.	3.1%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM
C000158453
Shareholder Report [Line Items]
Fund Name	NYLI FTSE International Equity Currency Neutral ETF
Class Name	NYLI FTSE International Equity Currency Neutral ETF
Trading Symbol	HFXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI FTSE International Equity Currency Neutral ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI FTSE International Equity Currency Neutral ETF	$10	0.20%
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Since Inception
NYLI FTSE International Equity Currency Neutral ETF - NAV	07/22/2015	2.58%	22.42%	8.12%	6.40%
FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) IndexFootnote Reference2		2.76%	22.79%	8.46%	6.81%
MSCI EAFE® Index (Net)Footnote Reference3		3.66%	22.97%	6.24%	5.01%
FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) IndexFootnote Reference4		2.20%	22.94%	10.54%	8.31%
FTSE Developed ex North America Net Tax (US RIC) IndexFootnote Reference5		3.25%	22.46%	6.28%	5.22%

Performance Inception Date	Jul. 22, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 794,400,888
Holdings Count | Holding	902
Advisory Fees Paid, Amount	$ 0.06
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$794,400,888
Total number of portfolio holdings	902
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio Composition
Japan	23.8%
United Kingdom	10.3
United States	8.4
France	8.2
Germany	8.0
Australia	7.5
Switzerland	5.7
South Korea	4.5
Netherlands	3.7
Sweden	3.0

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Novo Nordisk A/S, Class B	1.8%
ASML Holding NV	1.4%
SAP SE	1.4%
Nestle SA	1.3%
Samsung Electronics Co., Ltd.	1.3%
Novartis AG	1.2%
Roche Holding AG	1.2%
AstraZeneca PLC	1.1%
Toyota Motor Corp.	1.1%
Shell PLC	1.1%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM
C000232898
Shareholder Report [Line Items]
Fund Name	NYLI U.S. Large Cap R&D Leaders ETF
Class Name	NYLI U.S. Large Cap R&D Leaders ETF
Trading Symbol	LRND
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI U.S. Large Cap R&D Leaders ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI U.S. Large Cap R&D Leaders ETF	$7	0.14%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI U.S. Large Cap R&D Leaders ETF - NAV	02/08/2022	11.15%	36.02%	12.25%
NYLI U.S. Large Cap R&D Leaders IndexFootnote Reference2		11.24%	36.09%	12.35%
Russell 3000®IndexFootnote Reference3		13.85%	37.86%	10.20%
Russell 1000® Growth IndexFootnote Reference4		16.36%	43.77%	13.08%

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 7,403,883
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 0.06
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$7,403,883
Total number of portfolio holdings	102
Portfolio turnover rate	6%

Holdings [Text Block]

Top Industries

Information Technology	37.6%
Health Care	23.2
Communication Services	17.5
Consumer Discretionary	14.6
Industrials	4.7
Financials	1.2
Consumer Staples	0.8
Materials	0.3
Short-Term Investments	0.1

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Alphabet, Inc., Class A	8.9%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc., Class A	6.6%
Apple, Inc.	6.0%
Microsoft Corp.	5.4%
Intel Corp.	3.2%
Merck & Co., Inc.	3.1%
Johnson & Johnson	2.9%
NVIDIA Corp.	2.4%
Bristol-Myers Squibb Co.	2.1%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM
C000232897
Shareholder Report [Line Items]
Fund Name	NYLI Global Equity R&D Leaders ETF
Class Name	NYLI Global Equity R&D Leaders ETF
Trading Symbol	WRND
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI Global Equity R&D Leaders ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Global Equity R&D Leaders ETF	$9	0.18%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Global Equity R&D Leaders ETF - NAV	02/08/2022	7.29%	29.76%	8.19%
NYLI Global Equity R&D Leaders IndexFootnote Reference2		7.42%	30.02%	8.32%
MSCI World® Index (Net)Footnote Reference3		11.13%	33.68%	8.40%
FTSE All-World Growth®IndexFootnote Reference4		13.78%	38.62%	9.51%

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 6,603,301
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 0.14
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$6,603,301
Total number of portfolio holdings	202
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio Composition
United States	59.3%
China	9.7
Germany	8.9
Japan	7.6
South Korea	4.1
Taiwan	2.0
France	1.5
United Kingdom	1.4
Switzerland	1.2
Sweden	1.0

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Amazon.com, Inc.	5.7%
Alphabet, Inc., Class A	5.1%
Meta Platforms, Inc., Class A	4.1%
Apple, Inc.	3.2%
Microsoft Corp.	2.9%
Samsung Electronics Co., Ltd.	2.6%
Volkswagen AG, 10.21%	2.3%
Roche Holding AG	1.8%
Intel Corp.	1.7%
Merck & Co., Inc.	1.7%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM
C000231048
Shareholder Report [Line Items]
Fund Name	NYLI Clean Oceans ETF
Class Name	NYLI Clean Oceans ETF
Trading Symbol	OCEN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI Clean Oceans ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Clean Oceans ETF	$23	0.45%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Clean Oceans ETF - NAV	10/21/2021	-0.74%	20.03%	-3.01%
NYLI Candriam Clean Oceans IndexFootnote Reference2		-0.40%	20.87%	-2.43%
MSCI World Index (Net)Footnote Reference3		11.13%	33.68%	6.63%

Performance Inception Date	Oct. 21, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 4,868,344
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 0.33
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$4,868,344
Total number of portfolio holdings	80
Portfolio turnover rate	33%

Holdings [Text Block]	Portfolio Composition
United States	36.6%
Germany	11.2
United Kingdom	8.5
Spain	7.1
Switzerland	5.9
France	5.1
Denmark	3.5
Italy	3.3
Japan	3.3
China	2.9

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Iberdrola SA	3.3%
Ingersoll Rand, Inc.	3.3%
Schneider Electric SE	3.2%
Siemens AG	3.2%
Exelon Corp.	3.2%
Intel Corp.	3.1%
Enel SpA	3.1%
ABB Ltd.	3.0%
Microsoft Corp.	3.0%
National Grid PLC	3.0%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM
C000231049
Shareholder Report [Line Items]
Fund Name	NYLI Cleaner Transport ETF
Class Name	NYLI Cleaner Transport ETF
Trading Symbol	CLNR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI Cleaner Transport ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Cleaner Transport ETF	$23	0.45%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Cleaner Transport ETF - NAV	10/21/2021	4.22%	23.42%	-0.11%
NYLI Candriam Cleaner Transport IndexFootnote Reference2		4.57%	24.22%	0.48%
MSCI World Index (Net)Footnote Reference3		11.13%	33.68%	6.63%

Performance Inception Date	Oct. 21, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 5,234,454
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 0.24
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$5,234,454
Total number of portfolio holdings	81
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio Composition
United States	36.0%
Japan	14.5
Germany	13.4
China	9.2
Taiwan	5.7
Spain	3.9
Switzerland	3.2
United Kingdom	2.9
Sweden	2.8
Denmark	2.0

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Tesla, Inc.	3.6%
BYD Co., Ltd., Class H	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.3%
Hitachi Ltd.	3.2%
Iberdrola SA	3.2%
Alphabet, Inc., Class A	3.2%
Siemens AG	3.1%
Schneider Electric SE	3.1%
ABB Ltd.	3.0%
General Electric Co.	3.0%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM
C000225947
Shareholder Report [Line Items]
Fund Name	NYLI Engender Equality ETF
Class Name	NYLI Engender Equality ETF
Trading Symbol	EQUL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI Engender Equality ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Engender Equality ETF	$24	0.45%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Engender Equality ETF - NAV	10/21/2021	8.39%	33.07%	3.45%
Solactive Equileap US Select Gender Equality IndexFootnote Reference2		8.67%	33.80%	3.96%
Russell 3000®IndexFootnote Reference3		13.85%	37.86%	8.03%
Russell 1000®IndexFootnote Reference4		13.95%	38.07%	8.53%

Performance Inception Date	Oct. 21, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 7,292,800
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 0.38
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$7,292,800
Total number of portfolio holdings	76
Portfolio turnover rate	38%

Holdings [Text Block]

Top Industries

Financials	18.1%
Health Care	16.4
Consumer Staples	16.1
Consumer Discretionary	15.3
Information Technology	8.3
Materials	8.0
Industrials	6.9
Communication Services	6.7
Real Estate	4.1
Short-Term Investments	0.1

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Alcoa Corp.	1.6%
DoorDash, Inc., Class A	1.6%
Wells Fargo & Co.	1.6%
Citigroup, Inc.	1.5%
Bristol-Myers Squibb Co.	1.5%
Lyft, Inc., Class A	1.5%
Blackrock, Inc.	1.5%
Marriott International, Inc., Class A	1.5%
Illumina, Inc.	1.5%
Salesforce, Inc.	1.5%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM
C000223944
Shareholder Report [Line Items]
Fund Name	NYLI Healthy Hearts ETF
Class Name	NYLI Healthy Hearts ETF
Trading Symbol	HART
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI Healthy Hearts ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Healthy Hearts ETF	$24	0.45%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Healthy Hearts ETF - NAV	01/14/2021	8.77%	22.42%	7.91%
NYLI Candriam Healthy Hearts IndexFootnote Reference2		9.04%	23.08%	8.38%
MSCI World Index (Net)Footnote Reference3		11.13%	33.68%	9.50%
MSCI ACWI Index (Net)Footnote Reference4		10.87%	32.79%	8.01%
MSCI World Health Care Index (Net)Footnote Reference5		5.24%	19.94%	5.96%

Performance Inception Date	Jan. 14, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 8,739,530
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 0.13
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$8,739,530
Total number of portfolio holdings	79
Portfolio turnover rate	13%

Holdings [Text Block]	Top Industries
Health Care	70.4%
Consumer Discretionary	14.3
Information Technology	5.7
Communication Services	5.5
Consumer Staples	2.1
Industrials	1.7
Short-Term Investments	0.6

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Alphabet, Inc., Class A	5.5%
Apple, Inc.	5.2%
Abbott Laboratories	5.2%
Pfizer, Inc.	5.1%
Johnson & Johnson	5.1%
UnitedHealth Group, Inc.	5.0%
Novartis AG	4.7%
Eli Lilly & Co.	4.5%
AstraZeneca PLC	4.3%
Novo Nordisk A/S, Class B	4.2%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM